Significant accounting policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 15, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Working capital deficiency		$ 475,554,000
Aggregate proceeds from issuance of debt and warrant		250,000,000	$ 0	$ 0
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Deferred gain related to the sale-leaseback transactions		200,000,000
ASU 2016-02 | Sale-leaseback Transactions [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset		1,100,000,000
ASU 2016-02 | Office Lease [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease, lease liability		$ 1,100,000,000
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life		30 years
Number of years between dry-docking		5 years
Senior Unsecured Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Working capital deficiency		$ 320,396,000
Long-term debt, month and year of maturity		2019-04
Subsequent Events [Member] | 2026 Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Face value of debt	$ 250,000,000
Subsequent Events [Member] | 2019 Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants outstanding	38,461,539
Subsequent Events [Member] | 2019 Warrants [Member] | 2026 Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Aggregate proceeds from issuance of debt and warrant	$ 500,000,000
Subsequent Events [Member] | 2019 Warrants [Member] | Class A Common Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants outstanding	38,461,539
Warrants exercise price	$ 6.50